DRY DOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Amounts in Dry Dock [Abstract]
Original book value	$ 40,363	$ 31,141
Accumulated amortization	(26,812)	(20,162)
Net book value	13,551	10,979
Amortization expense	$ 7,493	$ 3,409	$ 4,763